Commitments - Capital commitments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
US insurance operations | Investments in limited partnerships
Contractual obligations and unfunded commitments
Amount committed	$ 831	$ 889
US insurance operations | Commercial mortgage loans and other fixed income securities
Contractual obligations and unfunded commitments
Amount committed	185	796
Asia | Investments in infrastructure funds and alternative investment funds
Contractual obligations and unfunded commitments
Amount committed	$ 1,913	$ 2,013